Lease Liabilities - Summary Of Maturity Analysis For Non derivative Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	¥ 21,535	¥ 27,576	¥ 6
Total Minimum Lease Payments	23,725	30,522	7
Present value of minimum lease payments Gross	32,325	36,720	240
Total Minimum Lease Payments Gross	34,810	39,899	250
Less: total future interest expenses	(2,485)	(3,179)	(10)
Present value of lease liabilities	32,325	36,720	240
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	10,790	9,144	234
Total Minimum Lease Payments	11,085	9,377	243
Present value of lease liabilities	11,085
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	9,602	9,492	6
Total Minimum Lease Payments	10,183	10,013	7
Present value of lease liabilities	10,183
After 2 years but within 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	10,871	16,746	0
Total Minimum Lease Payments	12,112	18,842	0
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	1,062	1,338	0
Total Minimum Lease Payments	1,430	¥ 1,667	¥ 0
Present value of lease liabilities	¥ 1,430